Other disclosures - Exposure to Europe's peripheral countries (Details) - Sovereign Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instruments
Off-balance-sheet government debt securities	€ 13,450	€ 14,241
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,989	6,134
Spain
Debt Instruments
Risk exposure	19,241	24,245
Off-balance-sheet government debt securities	11,804	12,571
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,649	5,509
PORTUGAL
Debt Instruments
Risk exposure	7,115	8,730
Off-balance-sheet government debt securities	1,164	1,281
Off-balance-sheet other than derivatives contingent liabilities and commitments	286	345
ITALY
Debt Instruments
Risk exposure	4,544	4,015
Off-balance-sheet government debt securities	470	387
Off-balance-sheet other than derivatives contingent liabilities and commitments	54	280
IRELAND
Debt Instruments
Risk exposure	0	0
Off-balance-sheet government debt securities	12	2
Debt instruments asset | Spain
Debt Instruments
Risk exposure effect of short positions	(5,146)	(5,665)
Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure effect of short positions	(205)	(582)
Debt instruments asset | ITALY
Debt Instruments
Risk exposure effect of short positions	(1,171)	(307)
Debt instruments asset | IRELAND
Debt Instruments
Risk exposure effect of short positions	0	0
Loans and advances - Customers
Debt Instruments
Risk exposure, valuation adjustment	17	23
Loans and advances - Customers | Spain
Debt Instruments
Risk exposure	13,022	12,104
Loans and advances - Customers | PORTUGAL
Debt Instruments
Risk exposure	4,231	4,331
Loans and advances - Customers | ITALY
Debt Instruments
Risk exposure	17	21
Loans and advances - Customers | IRELAND
Debt Instruments
Risk exposure	0	0
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure - long positions	7,427	9,765
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure - long positions	243	202
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure - long positions	1,765	556
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure - long positions	0	0
Financial assets at fair value through other comprehensive income | Debt instruments asset | Spain
Debt Instruments
Risk exposure	2,928	7,048
Financial assets at fair value through other comprehensive income | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	2,299	4,148
Financial assets at fair value through other comprehensive income | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	3,882	2,468
Financial assets at fair value through other comprehensive income | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	0	0
Financial assets at amortised cost | Debt instruments asset | Spain
Debt Instruments
Risk exposure	1,010	993
Financial assets at amortised cost | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	547	631
Financial assets at amortised cost | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	51	1,277
Financial assets at amortised cost | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | Spain
Debt Instruments
Risk exposure	326	546
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Debt Instruments
Risk exposure	1	1
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Credit default swap | Spain
Debt Instruments
Risk exposure effect of short positions	0	0
Hedging derivatives, category | Credit default swap | PORTUGAL
Debt Instruments
Risk exposure effect of short positions	0	0
Hedging derivatives, category | Credit default swap | ITALY
Debt Instruments
Risk exposure effect of short positions	(1)	(1)
Hedging derivatives, category | Credit default swap | IRELAND
Debt Instruments
Risk exposure effect of short positions	€ 0	€ 0